Intangible assets - Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units
Goodwill	£ 5,522	£ 5,607
Forecast period for average cost:income ratio	5 years
Commercial Banking
Disclosure of information for cash-generating units
Goodwill	£ 2,606	£ 2,606
Terminal growth rate	1.60%	1.60%
Pre-tax discount rate	13.90%	13.70%
Cost Income Ratio	52.30%	53.70%
Recoverable amount exceeded carrying value	£ 6,300	£ 1,500
Commercial Banking | 1% adverse movement in discount rate
Disclosure of information for cash-generating units
Decrease in recoverable amount of goodwill as a consequence of adverse movement	(1,900)	(1,500)
Commercial Banking | 1% adverse movement in terminal growth rate
Disclosure of information for cash-generating units
Decrease in recoverable amount of goodwill as a consequence of adverse movement	(800)	(500)
Commercial Banking | 5% adverse movement in forecast income
Disclosure of information for cash-generating units
Decrease in recoverable amount of goodwill as a consequence of adverse movement	(2,000)	(1,800)
Commercial Banking | 5% adverse movement in forecast cost
Disclosure of information for cash-generating units
Decrease in recoverable amount of goodwill as a consequence of adverse movement	(1,000)	(900)
Retail Banking
Disclosure of information for cash-generating units
Goodwill	£ 2,607	£ 2,692
Terminal growth rate	1.60%	1.60%
Pre-tax discount rate	13.90%	13.70%
Cost Income Ratio	51.60%	48.30%
Recoverable amount exceeded carrying value	£ 6,800	£ 5,900
Retail Banking | 1% adverse movement in discount rate
Disclosure of information for cash-generating units
Decrease in recoverable amount of goodwill as a consequence of adverse movement	(1,800)	(1,800)
Retail Banking | 1% adverse movement in terminal growth rate
Disclosure of information for cash-generating units
Decrease in recoverable amount of goodwill as a consequence of adverse movement	(800)	(800)
Retail Banking | 5% adverse movement in forecast income
Disclosure of information for cash-generating units
Decrease in recoverable amount of goodwill as a consequence of adverse movement	(2,100)	(2,000)
Retail Banking | 5% adverse movement in forecast cost
Disclosure of information for cash-generating units
Decrease in recoverable amount of goodwill as a consequence of adverse movement	(1,000)	(900)
RBS International
Disclosure of information for cash-generating units
Goodwill	£ 300	£ 300
Terminal growth rate	1.60%	1.60%
Pre-tax discount rate	12.10%	12.10%
Cost Income Ratio	37.00%	42.70%
Recoverable amount exceeded carrying value	£ 2,600	£ 1,100
RBS International | 1% adverse movement in discount rate
Disclosure of information for cash-generating units
Decrease in recoverable amount of goodwill as a consequence of adverse movement	(600)	(400)
RBS International | 1% adverse movement in terminal growth rate
Disclosure of information for cash-generating units
Decrease in recoverable amount of goodwill as a consequence of adverse movement	(300)	(200)
RBS International | 5% adverse movement in forecast income
Disclosure of information for cash-generating units
Decrease in recoverable amount of goodwill as a consequence of adverse movement	(400)	(300)
RBS International | 5% adverse movement in forecast cost
Disclosure of information for cash-generating units
Decrease in recoverable amount of goodwill as a consequence of adverse movement	£ (100)	£ (100)